13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31,2001

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Controller
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      February 11,2002

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	80
Form 13F Information Table Value Total: 	$365,190

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AvalonBay Cmnty 8.5% PFD C cal PFD              053484200     1750    69156 SH       SOLE                    69156
Equity Office 8.98% PFD        PFD              294741202     1987    77928 SH       SOLE                    77928
IAC Capital Trust A 8.25% 12/3 PFD              44919e206     6322   252075 SH       SOLE                   252075
MCI Capital I A WCOM 8% 6/30/2 PFD              55267y206     4858   198293 SH       SOLE                   198293
TCI Communications I 8.72% due PFD              872285200      719    29044 SH       SOLE                    29044
ARV Assisted Living Inc        COM              00204c107       22    12000 SH       SOLE                    12000
Abbott Laboratories            COM              002824100      265     4762 SH       SOLE                     4762
Amgen Inc.                     COM              031162100     9568   169531 SH       SOLE                   169531
AOL Time Warner                COM              00184a105     9241   287893 SH       SOLE                   287893
Baker Hughes Inc.              COM              057224107      293     8037 SH       SOLE                     8037
Bank of New York Inc.          COM              064057102      207     5069 SH       SOLE                     5069
Baxter International Inc.      COM              071813109    11667   217549 SH       SOLE                   217549
Berkshire Hathaway CL A        CL A             084670108     1361       18 SH       SOLE                       18
Bristol-Myers Squibb Co        COM              110122108      639    12531 SH       SOLE                    12531
Broadcom Corp-CL A             CL A             111320107      645    15790 SH       SOLE                    15790
Burlington Resources           COM              122014103     8973   239038 SH       SOLE                   239038
Cardinal Health Inc            COM              14149y108     1230    19026 SH       SOLE                    19026
Celestica Inc                  COM              15101q108     6168   152719 SH       SOLE                   152719
Chevron Corp.                  COM              166751107     1732    19327 SH       SOLE                    19327
Cisco Systems Inc.             COM              17275r102    12492   689770 SH       SOLE                   689770
Citigroup Inc                  COM              172967101    16821   333230 SH       SOLE                   333230
Citrix Systems Inc             COM              177376100      254    11192 SH       SOLE                    11192
Communication Intelligence     COM              20338k106       38    60000 SH       SOLE                    60000
Costco Companies Inc           COM              22160k105    11810   266117 SH       SOLE                   266117
Duke Energy Corp               COM              264399106     1182    30109 SH       SOLE                    30109
El Paso Energy                 COM              283905107      230     5160 SH       SOLE                     5160
EMC Corp.                      COM              268648102     4923   366277 SH       SOLE                   366277
Enterasys Networks Inc         COM              293637104      502    56699 SH       SOLE                    56699
Exxon Corp                     COM              30231g102     1062    27012 SH       SOLE                    27012
Fannie Mae                     COM              313586109      888    11172 SH       SOLE                    11172
Freddie Mac                    COM              313586109    12335   188607 SH       SOLE                   188607
General Dynamics Corp          COM              369550108    11020   138367 SH       SOLE                   138367
General Electric Company       COM              369604103     3850    96059 SH       SOLE                    96059
Global Crossing Ltd            COM              g3921a100       28    33854 SH       SOLE                    33854
Goldman Sachs Group Inc        COM              38141g104    10226   110249 SH       SOLE                   110249
Home Depot Inc                 COM              437076102    16993   333129 SH       SOLE                   333129
Household International        COM              441815107     9957   171854 SH       SOLE                   171854
IndyMac Bancorp Inc.           COM              456607100      597    25537 SH       SOLE                    25537
Int'l Business Machines Corp   COM              459200101     1901    15715 SH       SOLE                    15715
Intel Corp.                    COM              458140100     2160    68696 SH       SOLE                    68696
JP Morgan Chase & Co           COM              46625h100    12047   331409 SH       SOLE                   331409
Johnson & Johnson              COM              478160104      763    12907 SH       SOLE                    12907
Kimberly Clark                 COM              494368103      273     4558 SH       SOLE                     4558
Kroger Co                      COM              501044101    10645   510066 SH       SOLE                   510066
Leap Wireless Intl Inc         COM              521863100      298    14224 SH       SOLE                    14224
Liberty Media - A              CL A             530718105     9665   690384 SH       SOLE                   690384
Loral Space & Comm Ltd         COM              g56462107      299   100018 SH       SOLE                   100018
Lowes Corporation              COM              548661107      275     5936 SH       SOLE                     5936
Merck & Company Inc.           COM              589331107      423     7195 SH       SOLE                     7195
Microsoft Corp.                COM              594918104     2342    35347 SH       SOLE                    35347
Morgan Stanley Dean Witter Dis COM              617446448      317     5669 SH       SOLE                     5669
NASDAQ 100 Shares              UNIT SER 1       631100104      949    24387 SH       SOLE                    24387
Nextwave Telecom Inc Cl B      CL B             65332m103     4427   553334 SH       SOLE                   553334
Nokia Corp Spon ADR            SPONSORED ADR    654902204     1811    73836 SH       SOLE                    73836
Oracle Corp                    COM              68389x105     7993   578817 SH       SOLE                   578817
Pepsico Inc                    COM              713448108    14991   307879 SH       SOLE                   307879
Pfizer Inc.                    COM              717081103    12544   314772 SH       SOLE                   314772
Pharmacia                      COM              71713u102    11945   280059 SH       SOLE                   280059
Philip Morris Companies Inc.   COM              718154107      518    11306 SH       SOLE                    11306
ProBusiness Services Inc       COM              742674104      188    10000 SH       SOLE                    10000
Proctor & Gamble               COM              742718109      362     4571 SH       SOLE                     4571
Qualcomm Inc                   COM              747525103    28903   572331 SH       SOLE                   572331
Qwest Communications Intl      COM              749121109      288    20375 SH       SOLE                    20375
S&P Dep Receipts Trust Series  UNIT SER 1       78462f103     1082     9473 SH       SOLE                     9473
S B C Communications           COM              78387g103      572    14595 SH       SOLE                    14595
Schering-Plough                COM              806605101      240     6691 SH       SOLE                     6691
Sempra Energy                  COM              816851109      248    10096 SH       SOLE                    10096
Siebel Systems Inc.            COM              826170102      274     9791 SH       SOLE                     9791
Sprint PCS Group               COM              852061506     8911   365046 SH       SOLE                   365046
Sun Microsystems Inc.          COM              866810104     6756   549249 SH       SOLE                   549249
Target Corporation             COM              239753106    16355   398420 SH       SOLE                   398420
Texas Instruments Inc          COM              882508104      233     8329 SH       SOLE                     8329
The Charles Schwab Corp.       COM              808513105      193    12486 SH       SOLE                    12486
Tyco Int'l Ltd NEW             COM              902124106    16295   276656 SH       SOLE                   276656
Van Kampen Merritt American    SH BEN INT       920919107      135    10044 SH       SOLE                    10044
Verizon Communications         COM              92343v104      356     7505 SH       SOLE                     7505
Walt Disney Co                 COM DISNEY       254687106      281    13577 SH       SOLE                    13577
Washington Mutual Inc          COM              939322103     3428   104831 SH       SOLE                   104831
Wells Fargo & Company          COM              949746101      381     8780 SH       SOLE                     8780
WorldCom Inc - MCI Group       MCI GROUP COM    98157d304      268    21109 SH       SOLE                    21109